Financial instruments	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Financial instruments
5.	Financial instruments

(1)	Financial instruments by measurement method
The carrying amount of Sony’s assets and liabilities by measurement method as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	March 31
	2025	2026
Assets:
Financial assets required to be measured at amortized cost (“AC”)
Investments and advances in the Financial Services segment
Debt securities	521,054	-
Housing loans in the banking business	3,763,261	-
Other loans	21,950	-
Trade and other receivables*
Trade receivables	1,923,433	1,806,487
Other receivables	12,364	12,071
Other financial assets
Time deposit	6,179	4,473
Security deposit	150,950	29,672
Non-current other receivables in the Pictures segment	104,943	90,816
Other	70,514	87,499
Financial assets required to be measured at fair value through profit or loss (“FVPL”)
Investments and advances in the Financial Services segment
Debt securities	1,394,539	-
Equity securities	3,740,189	-
Other financial assets
Debt securities	20,555	23,417
Equity securities	487,454	470,508
Derivative assets	86,141	27,954
Financial assets designated to be measured at FVPL
Investments and advances in the Financial Services segment
Debt securities	893,972	-
Financial assets required to be measured at fair value through other comprehensive income (“FVOCI”)
Investments and advances in the Financial Services segment
Debt securities	8,849,130	-
Other financial assets
Debt securities	139	158
Financial assets designated to be measured at FVOCI
Investments and advances in the Financial Services segment
Equity securities	5,880	-
Other financial assets
Equity securities	382,947	467,489

Total assets	22,435,594	3,020,544

Current assets	2,534,666	1,846,725
Non-current assets	19,900,928	1,173,819

*	The amounts of trade and other receivables exclude contract assets within trade and other receivables, and contract assets in the consolidated statements of financial position.

Cash and cash equivalents are excluded from the table above. Refer to Note 27.

	Yen in millions
	March 31
	2025	2026
Liabilities:
Financial liabilities required to be measured at AC
Short-term borrowings	1,843,959	51,183
Current portion of long-term debt* 1	196,950	166,410
Trade and other payables
Trade payables	1,927,633	2,047,388
Other payables	123,454	139,010
Deposits from customers in the banking business* 2	4,243,962	-
Long-term debt* 1	1,557,867	824,393
Lease liabilities* 1	599,470	627,683
Deferred consideration* 3	95,942	59,652
Investment contract liabilities	62,772	-
Other financial liabilities	79,340	50,795
Financial liabilities required to be measured at FVPL
Other financial liabilities
Derivative liabilities	154,526	70,216
Contingent consideration	25,785	16,549
Financial liabilities designated to be measured at FVPL
Other financial liabilities
Redeemable noncontrolling interests	52,963	78,568

Total liabilities	10,964,623	4,131,847

Current liabilities	8,323,430	2,668,104
Non-current liabilities	2,641,193	1,463,743

* 1
As described in Note 2 (5), “Lease liabilities,” which had previously been included within
“Current portion of long-term debt” and “Long-term debt,” has increased in materiality and is presented separately from the fiscal year ended March 31, 2026. As a result of this change,
“Current portion of long-term debt” of 90,495 million yen and
“Long-term
debt” of 508,975 million yen as of March 31, 2025 have been reclassified to “Lease liabilities” of 599,470 million yen.

*2	Deposits from customers in the banking business include the non-current portion that is recorded within other financial liabilities in the consolidated statements of financial position.
*3	Deferred consideration is recorded within other financial liabilities or trade and other payables in the consolidated statements of financial position.

(2)	Financial instruments measured at fair value on a recurring basis
The following section describes the valuation techniques used by Sony to measure different financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified.
Debt instruments and equity instruments
Where quoted prices of financial instruments are available in an active market, these instruments are classified in Level 1 of the fair value hierarchy. Level 1 financial instruments include exchange-traded equity instruments. If quoted market prices are not available for the specific financial instruments or the market is inactive, then fair values are estimated by using pricing models, quoted prices of financial instruments with similar characteristics or discounted cash flow method and mainly classified in Level 2 of the fair value hierarchy. Level 2 financial instruments include debt instruments with quoted prices that are not traded as actively as exchange-traded instruments, such as the majority of government bonds and corporate bonds. In certain cases where there is limited activity or less transparency around inputs to the valuation, these instruments are classified within Level 3 of the fair value hierarchy. Level 3 financial instruments primarily include certain private equity investments, investment funds, securitized products which are not classified within Level 1 or Level 2 and domestic and foreign corporate bonds for which quoted prices are not available in a market and where there is less transparency around inputs. Sony estimates the fair value for private equity investments primarily by using comparable company analysis and discounted cash flow method. The price book-value ratio and price earnings ratio of comparable companies, as well as cost of capital and EBITDA multiples for the terminal value used in discounted cash flow method, are primarily used as significant unobservable inputs in the fair value measurement of equity securities classified as Level 3. The fair value increases (decreases) as the price book-value ratio and price earnings ratio of comparable companies rise (decline). In addition, the fair value increases (decreases), as the cost of capital declines (rises) and EBITDA multiples rise (decline), both of which are used in discounted cash flow method. Sony estimates the fair value for certain investment funds by using the net asset value. Sony estimates the fair value for securitized products and domestic and foreign corporate bonds for which quoted prices are not available in a market and where there is less transparency around inputs by using third-party information such as indicative quotes from dealers without adjustment or discounted cash flow method. For validating the fair values of Level 3 financial instruments, Sony primarily uses internal models which include management judgment or estimation of assumptions that market participants would use in pricing the asset.
Derivatives
Exchange-traded derivatives valued using quoted prices are classified within Level 1 of the fair value hierarchy. However, few classes of derivative contracts are listed on an exchange; thus, the majority of Sony’s derivative positions are valued using internally developed models that use as their basis readily observable market parameters, meaning parameters that are actively quoted and can be validated to external sources, including pricing services. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes model, which are consistently applied. For derivative products that have been established for some time, Sony uses models that are widely accepted in the financial services industry. These models reflect the contractual terms of the derivatives, including the period to maturity, and market-based parameters such as interest rates, volatility, and the credit rating of the counterparty. Further, many of these models do not contain a high level of subjectivity as the techniques used in the models do not require significant judgment, and inputs to the model are readily observable from actively quoted markets. Such instruments are generally classified within Level 2 of the fair value hierarchy. If significant unobservable inputs are used in the models, such instruments are classified within Level 3.
In determining the fair value of Sony’s interest rate swap derivatives, Sony uses the present value of expected cash flows based on market observable interest rate yield curves commensurate with the term of each instrument. For foreign currency derivatives, Sony’s approach is to use forward contract valuation models employing market observable inputs, such as spot currency rates and time value. These derivatives are classified within Level 2 since Sony primarily uses observable inputs in its valuation of its derivative assets and liabilities.

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2025 and 2026 is as follows:

	Yen in millions
	March 31, 2025
					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Investments and advances in the Financial Services segment (Current)	Other financial assets (Current)	Investments and advances in the Financial Services segment (Non-current)	Other financial assets (Non-current)
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese national government bonds	-	411,764	-	411,764	-	-	411,764	-
Japanese local government bonds	-	1,225	-	1,225	-	-	1,225	-
Japanese corporate bonds	-	19,828	33	19,861	-	-	19,828	33
Foreign government bonds	41,867	179,346	-	221,213	-	-	221,213	-
Foreign corporate bonds	-	24,657	2,849	27,506	-	-	24,657	2,849
Investment funds	-	666,662	66,863	733,525	-	-	715,852	17,673
Equity securities	4,210,845	7,120	9,678	4,227,643	-	-	3,740,189	487,454
Derivative assets
Interest rate contracts	-	65,433	-	65,433	-	493	-	64,940
Foreign exchange contracts	-	15,255	-	15,255	-	13,821	-	1,434
Equity contracts	910	911	2,346	4,167	-	4,167	-	-
Bond contracts	1,286	-	-	1,286	-	1,286	-	-
Financial assets designated to be measured at FVPL
Debt securities
Japanese national government bonds	-	757,357	-	757,357	3,494	-	753,863	-
Japanese local government bonds	-	8,596	-	8,596	8,596	-	-	-
Foreign government bonds	-	50,569	-	50,569	5,639	-	44,930	-
Foreign corporate bonds	-	71,408	6,042	77,450	25,659	-	51,791	-
Financial assets required to be measured at FVOCI
Debt securities
Japanese national government bonds	-	6,134,141	-	6,134,141	35,000	-	6,099,141	-
Japanese local government bonds	-	71,752	-	71,752	11,055	-	60,697	-
Japanese corporate bonds	-	693,016	111,792	804,808	11,087	-	793,721	-
Foreign government bonds	-	1,315,058	-	1,315,058	4,612	-	1,310,307	139
Foreign corporate bonds	-	353,862	61,068	414,930	29,447	-	385,483	-
Securitized products	-	59,702	48,878	108,580	-	-	108,580	-
Financial assets designated to be measured at FVOCI
Equity securities	86,339	-	302,488	388,827	-	-	5,880	382,947

Total assets	4,341,247	10,907,662	612,037	15,860,946	134,589	19,767	14,749,121	957,469

					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial liabilities (Current)	Other financial liabilities (Non-current)
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Interest rate contracts	-	15,835	-	15,835	1,016	14,819
Foreign exchange contracts	-	15,778	-	15,778	15,778	-
Equity contracts	514	-	118,606	119,120	514	118,606
Bond contracts	3,793	-	-	3,793	3,793	-
Contingent consideration	-	-	25,785	25,785	11,594	14,191
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	-	-	52,963	52,963	10,912	42,051

Total liabilities	4,307	31,613	197,354	233,274	43,607	189,667

	Yen in millions
	March 31, 2026
					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial assets (Current)	Other financial assets (Non-current)
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	-	-	170	170	-	170
Foreign corporate bonds	-	-	6,601	6,601	-	6,601
Investment funds	-	-	16,646	16,646	-	16,646
Equity securities	446,932	8,547	15,029	470,508	-	470,508
Derivative assets
Interest rate contracts	-	20,982	-	20,982	-	20,982
Foreign exchange contracts	-	6,972	-	6,972	6,972	-
Financial assets required to be measured at FVOCI
Debt securities
Foreign government bonds	-	158	-	158	-	158
Financial assets designated to be measured at FVOCI
Equity securities	148,537	-	318,952	467,489	-	467,489

Total assets	595,469	36,659	357,398	989,526	6,972	982,554

					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial liabilities (Current)	Other financial liabilities (Non-current)
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Foreign exchange contracts	-	14,553	-	14,553	14,553	-
Equity contracts	-	-	55,663	55,663	55,663	-
Contingent consideration	-	-	16,549	16,549	9,906	6,643
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	-	-	78,568	78,568	35,663	42,905

Total liabilities	-	14,553	150,780	165,333	115,785	49,548

Cash and cash equivalents are excluded from the tables above. Refer to Note 27.
Transfers of debt securities from Level 2 to Level 1 were
2,557
million yen for the fiscal year ended
March 31, 2025, as

quoted prices in active markets for certain debt securities became available. There were no transfers of debt securities from Level 2 to Level 1 for the fiscal year ended March 31, 2026. Transfers of debt securities from Level 1 to Level 2 were
2,081

million yen for the fiscal year ended March 31, 2025
,
as quoted prices in active markets for certain debt securities became unavailable. There were no transfers of debt securities from Level 1 to Level 2 for the fiscal year ended March 31, 2026.
Equity securities which are classified as financial assets required to be measured at FVPL mainly include foreign equity securities, and equity securities which are classified as financial assets designated to be measured at FVOCI mainly consist of
Japanese equity securities. Transfers of equity securities from Level 2 to Level 1 were
 1,480
million yen for the fiscal year ended March 31, 2025
,
as quoted prices in active markets for certain equity securities became available. There were no transfers of equity securities from Level 2 to Level 1 for the fiscal year ended March 31, 2026.
The amount of transfers is calculated by assuming that transfers between levels occurred as of April 1 if transfers between levels occur during the period from April 1 through September 30, or as of October 1 if they occur during the period from October 1 through March 31 of the following year.

The valuation techniques used to measure the fair value of assets and liabilities classified as Level 3, significant unobservable inputs that have a material impact on fair value measurement, and their respective ranges, are as follows:

	Valuation technique(s)	Significant unobservable inputs	Range
			March 31, 2025	March 31, 2026
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	Discounted cash flow	Credit spread	53bp-71bp	-
Securitized products			80bp-140bp	-
Financial liabilities required to be measured at FVPL
Derivative liabilities
Equity contracts	Option pricing (Black-Scholes)	Volatility	47.7%-57.0%	51.1%-67.7%
* bp = basis point
For assets classified as Level 3, there are no significant unobservable inputs that have a material impact on fair value measurement as of March 31, 2026.
The decrease (increase) in fair value of the debt securities is the result of a rise (decline) of credit spreads.
For the above assets and liabilities classified as Level 3, the fair value would not change significantly, if one or more of the significant unobservable inputs were changed to reflect reasonably possible alternative assumptions.

The changes in fair value of Level 3 assets and liabilities for the fiscal years ended March 31, 2025 and 2026 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2025
		Total gains (losses)*¹
	Beginning balance	Net income*²	Other comprehensive income*³	Purchases	Sales and settlements	Transfers to Level 3	Transfers out of Level 3 *4	Other *5	Ending balance
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	20	-	-	33	-	-	-	(20)	33
Foreign corporate bonds	2,933	(53)	-	-	(31)	-	-	-	2,849
Investment funds	67,355	2,580	(94)	35,176	(37,968)	-	-	(186)	66,863
Equity securities	9,434	(1,725)	(1)	2,391	(421)	-	-	-	9,678
Derivative assets
Equity contracts	2,379	-	(33)	-	-	-	-	-	2,346
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	5,923	119	-	-	-	-	-	-	6,042
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	138,848	9	(27,065)	-	-	-	-	-	111,792
Foreign corporate bonds	34,757	(939)	(452)	48,023	(17,628)	-	(2,693)	-	61,068
Securitized products	22,008	(1,605)	37	40,906	(12,468)	-	-	-	48,878
Financial assets designated to be measured at FVOCI
Equity securities	249,181	-	(16,430)	7,200	(2,185)	-	(1,699)	66,421	302,488
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Equity contracts	-	121,082	(2,476)	-	-	-	-	-	118,606
Contingent consideration	50,343	(3,013)	(260)	3,101	(24,221)	-	-	(165)	25,785
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	54,028	(610)	(348)	6,199	(6,306)	-	-	-	52,963

	Yen in millions
	Fiscal year ended March 31, 2026
		Total gains (losses) *1
	Beginning balance	Net income *2	Other comprehensive income * 3	Purchases	Sales and settlements	Transfers to Level 3	Transfers out of Level 3 *4	Other *6	Ending balance
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	33	(9)	-	26	-	-	-	120	170
Foreign corporate bonds	2,849	201	-	3,551	-	-	-	-	6,601
Investment funds	66,863	(2,296)	399	3,873	(2,302)	-	-	(49,891)	16,646
Equity securities	9,678	401	1	7,067	(160)	-	-	(1,958)	15,029
Derivative assets
Equity contracts	2,346	(2,119)	20	-	(247)	-	-	-	-
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	6,042	74	-	-	-	-	(1,808)	(4,308)	-
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	111,792	4	(17,509)	-	-	-	-	(94,287)	-
Foreign corporate bonds	61,068	727	70	29,629	(16,921)	-	-	(74,573)	-
Securitized products	48,878	154	19	31,207	(4,816)	-	(12,650)	(62,792)	-
Financial assets designated to be measured at FVOCI
Equity securities	302,488	-	(11,154)	31,126	(3,005)	-	-	(503)	318,952
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Equity contracts	118,606	(67,174)	4,231	-	-	-	-	-	55,663
Contingent consideration	25,785	(873)	1,480	1,271	(10,933)	-	-	(181)	16,549
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	52,963	2,865	3,472	20,360	(1,092)	-	-	-	78,568

*1	For liability items, gains are presented as negative and losses are presented as positive.

*2
Gains (losses) recognized in net income are included in other operating (income) expense, net, financial income, financial expenses and net income (loss) from discontinued operations in the consolidated statements of income. In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, income and loss from the Financial Services business is included in net income (loss) from discontinued operations, which was previously included in financial services revenue in the consolidated statements of income.

*3
Gains (losses) recognized in other comprehensive income are included in changes in equity instruments measured at fair value through other comprehensive income, exchange differences on translating foreign operations and other comprehensive income from discontinued operations in the consolidated statements of comprehensive income. In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, other comprehensive income from the Financial Services business, which was previously included in changes in equity instruments measured at fair value through other comprehensive income and changes in debt instruments measured at fair value through other comprehensive income in the consolidated statements of comprehensive income, is included in other comprehensive income from discontinued operations.

*4	Certain financial assets were transferred from Level 3 because observable market data became available.

*5	This column primarily includes the amount of equity securities designated to be measured at fair value through other comprehensive income due to a change in the scope of consolidation.

*6	This column primarily includes the amount excluded from consolidation as a result of the execution of the Partial Spin-off of the Financial Services business.

The changes in unrealized gains (losses) recognized in net income for Level 3 assets and liabilities held as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2025	2026
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	-	(9)
Foreign corporate bonds	(39)	201
Investment funds	(1,801)	(2,067)
Equity securities	(840)	319
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	119	-
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	9	-
Foreign corporate bonds	(939)	-
Securitized products	(1,610)	-
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Equity contracts	(121,082)	67,174
Contingent consideration	(1,223)	(524)
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	600	(2,865)
Unrealized gains (losses) recognized in net income are included in other operating (income) expense, net, financial income, financial expenses and net income (loss) from discontinued operations in the consolidated statements of income. In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, income and loss from the Financial Services business is included in net income (loss) from discontinued operations, which was previously included in financial services revenue in the consolidated statements of income.
Sony generally elects to designate investments in equity instruments held to promote its businesses and to maintain and enhance the business relationship as financial assets measured at fair value through other comprehensive income based on the purposes of holding the investments.
Equity instruments measured at fair value through other comprehensive income as of March 31, 2025 and 2026 comprise the following:

	Yen in millions
	March 31
	2025	2026
Marketable equity instruments	86,339	148,537
Non-marketable equity instruments	302,488	318,952

Total	388,827	467,489

Significant marketable equity instruments measured at fair value through other comprehensive income as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	March 31
	2025	2026
KADOKAWA Corporation	52,951	62,200
ANYCOLOR Inc.	10,815	9,706
Bandai Namco Holdings Inc.	-	61,872

The balances of the
non-marketable
instruments measured at fair value through other comprehensive income by major sector categories as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	March 31
	2025	2026
Entertainment *1	181,000	171,267
Manufacturing *2	91,099	114,305
Information technology, Communication and Service *3	27,987	29,810

*1	Major investments included Epic Games, Inc.

*2	Major investments included Japan Advanced Semiconductor Manufacturing, Inc. and Nichia Corporation as of March 31, 2025.

Major investments included Japan Advanced Semiconductor Manufacturing, Inc., Rapidus Corporation and Nichia Corporation as of March 31, 2026.

*3	Major investments included Semiconductor Energy Laboratory Co., Ltd.
In order to enhance the efficiency of using assets held effectively, Sony derecognizes equity instruments measured at fair value through other comprehensive income upon the sale of the investment. Information relating to investments derecognized during the fiscal years ended March 31, 2025 and 2026 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2025	2026
Fair value at derecognition	32,275	10,073
Cumulative amount recognized in other comprehensive income, net of tax*	(29,508)	(3,892)
Dividend received	-	-

*	The cumulative amount recognized in other comprehensive income, net of tax, was transferred to retained earnings upon derecognition of the equity instruments.

(3)	Financial instruments measured at amortized cost
The fair values by fair value hierarchy level of certain financial instruments that are measured at amortized cost as of March 31, 2025 and 2026 are summarized as follows:

	Yen in millions
	March 31, 2025
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Debt securities
Japanese local government bonds	-	11,696	-	11,696	11,626
Japanese corporate bonds	-	24,273	-	24,273	24,916
Foreign corporate bonds	-	937	-	937	935
Securitized products	-	-	439,132	439,132	439,281
Other	-	29,820	14,364	44,184	44,296
Housing loans in the banking business	-	-	3,709,148	3,709,148	3,763,261

Total assets	-	66,726	4,162,644	4,229,370	4,284,315

Liabilities:
Long-term debt including the current portion	-	1,621,264	101,632	1,722,896	1,754,817
Investment contract liabilities	-	60,558	-	60,558	62,772

Total liabilities	-	1,681,822	101,632	1,783,454	1,817,589

	Yen in millions
	March 31, 2026
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Liabilities:
Long-term debt including the current portion	-	962,660	1,874	964,534	990,803

Total liabilities	-	962,660	1,874	964,534	990,803

The table above does not include financial instruments measured at amortized cost whose carrying amounts approximate their fair values mainly due to their short-term nature.
As a result of the execution of the Partial Spin-off of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, financial assets that are measured at amortized cost are presented only as of March 31, 2025.
The fair values of long-term debt, including the current portion classified as Level 2, are estimated mainly based on discounted future cash flows using Sony’s current rates for similar liabilities.
As of March 31, 2025, the fair values of investment contract liabilities classified as Level 2 were determined by using the present value of expected cash flows based on risk-free interest rate yield curves adjusted for items such as credit risk.
As of March 31, 2025, financial instruments classified as Level 3 mainly included housing loans in the banking business, securitized products and certain bonds issued by Sony. In determining the fair value of such financial instruments, Sony used the present value of expected cash flows based on risk-free interest rate yield curves adjusted for items such as credit risk.